LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.85%
Brazil–2.70%
Ambev	1,950,740	$ 5,309,503
Banco do Brasil	584,300	3,169,264
JBS	618,592	3,308,008
Telefonica Brasil	559,888	4,416,517
		16,203,292
Chile–0.99%
Enel Americas	35,790,774	5,966,495
		5,966,495
China–22.65%
Agricultural Bank of China Class H	14,409,000	5,764,267
Anhui Conch Cement Class H	919,000	5,975,669
Bank of China Class H	15,705,100	5,979,740
China CITIC Bank Class H	11,820,000	6,005,711
China Conch Venture Holdings	1,250,500	5,879,237
China Life Insurance Class H	2,823,000	5,831,849
China Overseas Land & Investment	2,182,000	5,669,647
China Petroleum & Chemical Class H	11,404,000	6,073,058
China Shenhua Energy Class H	3,174,000	6,540,626
Country Garden Holdings	4,823,744	6,192,481
CSPC Pharmaceutical Group	5,038,000	6,091,663
Fosun International	4,282,000	5,992,740
Haitong Securities Class H	6,402,000	5,920,991
Hengan International Group	885,000	5,817,201
Industrial & Commercial Bank of China Class H	8,421,000	6,044,324
Kunlun Energy	5,422,000	5,698,118
Minth Group	1,458,000	6,076,485
Momo ADR	247,448	3,647,384
New China Life Insurance Class H	1,587,000	6,144,596
PetroChina Class H	16,326,000	5,901,141
PICC Property & Casualty Class H	7,320,000	6,346,304
Shandong Weigao Group Medical Polymer Class H	3,444,000	6,795,765
Want Want China Holdings	7,680,000	5,759,432
		136,148,429
Greece–0.98%
Hellenic Telecommunications Organization	367,493	5,895,520
		5,895,520
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–10.61%
Bank of Communications Class H	9,889,000	$ 6,296,620
=Brilliance China Automotive Holdings	4,440,000	4,169,229
China Construction Bank Class H	7,092,000	5,966,180
China Minsheng Banking Class H	9,206,500	5,340,980
China National Building Material Class H	4,424,000	6,384,955
Guangzhou Automobile Group Class H	6,725,200	5,648,957
Kingboard Holdings	1,252,000	6,763,998
Nine Dragons Paper Holdings	4,096,000	5,995,868
Postal Savings Bank of China Class H	7,839,000	5,858,503
Shimao Group Holdings	1,776,500	5,587,197
Sinopharm Group Class H	2,388,800	5,782,948
		63,795,435
Hungary–1.00%
Richter Gedeon	204,660	6,034,083
		6,034,083
India–6.36%
Ambuja Cements	1,395,950	5,896,827
Aurobindo Pharma	495,350	5,970,860
Bajaj Auto	68,127	3,420,245
Hero MotoCorp	139,719	5,567,835
Indian Oil	4,482,240	5,630,866
NTPC	4,000,188	5,829,547
Vedanta	1,898,455	5,939,671
		38,255,851
Indonesia–0.93%
Astra International	15,465,700	5,616,631
		5,616,631
Kuwait–0.92%
Mobile Telecommunications KSCP	2,775,525	5,553,804
		5,553,804
Malaysia–0.85%
Top Glove	4,713,900	5,138,509
		5,138,509
Mexico–0.26%
Arca Continental	216,551	1,064,770
Coca-Cola Femsa	103,182	474,528
		1,539,298
LVIP SSGA Emerging Markets 100 Fund–1

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea–16.31%
CJ CheilJedang	15,442	$ 5,607,830
Coway	101,758	5,889,241
Hana Financial Group	161,769	6,117,705
Hankook Tire & Technology	147,374	6,387,183
Hyundai Mobis	23,408	6,039,440
KB Financial Group	129,891	6,450,077
Kia Motors	80,983	5,931,956
Korea Zinc	16,458	5,940,440
KT&G	82,496	5,933,443
LG	77,118	6,159,900
POSCO	21,649	6,121,211
Shinhan Financial Group	188,731	6,245,174
SK Holdings	27,149	6,764,761
SK Telecom	26,604	6,464,414
Woori Financial Group	666,444	5,947,501
Yuhan	108,598	6,045,217
		98,045,493
Russia–3.15%
Novolipetsk Steel GDR	205,874	6,563,263
Severstal PAO	317,698	6,466,568
Surgutneftegas PJSC	12,977,370	5,930,009
		18,959,840
South Africa–6.10%
†Aspen Pharmacare Holdings	622,725	6,090,554
MTN Group	1,021,772	6,012,256
Nedbank Group	685,965	6,506,443
Old Mutual	7,256,459	6,209,287
Shoprite Holdings	567,963	6,045,959
Vodacom Group	675,990	5,782,554
		36,647,053
Taiwan–21.12%
Acer	5,379,000	5,928,909
Asia Cement	3,633,000	6,086,195
Asustek Computer	456,000	5,953,107
Catcher Technology	807,000	5,981,863
Cheng Shin Rubber Industry	3,594,000	6,071,244
China Development Financial Holding	16,347,000	6,015,614
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Compal Electronics	6,962,000	$ 6,514,751
Far Eastern New Century	5,720,000	6,054,183
Giant Manufacturing	590,000	7,113,167
Hon Hai Precision Industry	1,303,000	5,662,636
Inventec	6,187,000	5,854,589
Lite-On Technology	2,707,000	5,958,000
Pegatron	2,247,000	5,835,443
Pou Chen	5,235,000	6,054,568
Powertech Technology	1,627,000	6,015,789
Shin Kong Financial Holding	19,143,000	6,138,802
SinoPac Financial Holdings	13,501,000	6,080,253
Taiwan Cement	3,660,454	6,003,899
Uni-President Enterprises	2,434,000	6,227,246
Wistron	4,940,000	5,799,951
Zhen Ding Technology Holding	1,323,000	5,587,267
		126,937,476
Thailand–2.93%
Bangkok Dusit Medical Services NVDR	8,464,500	5,850,663
Charoen Pokphand Foods	6,246,191	5,896,404
Siam Cement NVDR	457,400	5,840,083
		17,587,150
Turkey–0.99%
Eregli Demir ve Celik Fabrikalari	3,224,760	5,959,592
		5,959,592
Total Common Stock (Cost $533,503,144)		594,283,951

MONEY MARKET FUND–0.44%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	2,623,004	2,623,004
Total Money Market Fund (Cost $2,623,004)		2,623,004

TOTAL INVESTMENTS–99.29% (Cost $536,126,148)	596,906,955
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.71%	4,261,777
NET ASSETS APPLICABLE TO 65,061,504 SHARES OUTSTANDING–100.00%	$601,168,732

Δ Securities have been classified by country of origin.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
LVIP SSGA Emerging Markets 100 Fund–2

LVIP SSGA Emerging Markets 100 Fund
Schedule of Investments (continued)
† Non-income producing.

The following futures contracts were outstanding at March 31, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
63	E-mini MSCI Emerging Markets Index	$4,165,875	$4,199,342	6/18/21	$—	$(33,467)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
GDR–Global Depository Receipt
MSCI–Morgan Stanley Capital International
NVDR–Non-Voting Depository Receipt
PJSC–Public Joint Stock Company
See accompanying notes.
LVIP SSGA Emerging Markets 100 Fund–3

LVIP SSGA Emerging Markets 100 Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Emerging Markets 100 Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP SSGA Emerging Markets 100 Fund–4

LVIP SSGA Emerging Markets 100 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Brazil	$16,203,292	$—	$—	$16,203,292
Chile	5,966,495	—	—	5,966,495
China	136,148,429	—	—	136,148,429
Greece	5,895,520	—	—	5,895,520
Hong Kong	59,626,206	—	4,169,229	63,795,435
Hungary	6,034,083	—	—	6,034,083
India	38,255,851	—	—	38,255,851
Indonesia	5,616,631	—	—	5,616,631
Kuwait	5,553,804	—	—	5,553,804
Malaysia	5,138,509	—	—	5,138,509
Mexico	1,539,298	—	—	1,539,298
Republic of Korea	98,045,493	—	—	98,045,493
Russia	18,959,840	—	—	18,959,840
South Africa	36,647,053	—	—	36,647,053
Taiwan	126,937,476	—	—	126,937,476
Thailand	17,587,150	—	—	17,587,150
Turkey	5,959,592	—	—	5,959,592
Money Market Fund	2,623,004	—	—	2,623,004
Total Investments	$592,737,726	$—	$4,169,229	$596,906,955
Derivatives:

Liabilities:
Futures Contract	$(33,467)	$—	$—	$(33,467)
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP SSGA Emerging Markets 100 Fund–5